Expenses By Nature - Schedule of Exploration and Evaluation Expense (Details) - Exploration and evaluation expense [Member] - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Expenses By Nature - Schedule of Exploration and Evaluation Expense (Details) [Line Items]
Drilling services		$ 6,263,964	$ 5,039,861
Salaries and benefits		2,449,153	1,890,277
Option payments and fees	[1]	2,281,550	1,482,235
Assaying		1,757,368	2,017,051
Field costs, surveys and other		1,726,830	1,107,011
Transportation and meals		1,125,148	767,690
Consulting and professional fees		914,448	907,290
Communities		587,234	305,420
Security		328,931	303,767
Geophysics		334,764	70,335
Depreciation and amortization		295,475	223,694
Exploration and evaluation expense		$ 18,064,865	$ 14,114,631

[1]	Includes total option payments in respect of option agreements for the year ended December 31, 2024, of $1,956,316 (year ended December 31, 2023 – $1,250,000).